OTHER LIABILITIES - Additional Information (Detail) R$ in Thousands		12 Months Ended
		Dec. 31, 2022 BRL (R$) Employees	Dec. 31, 2021 BRL (R$) Employees
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans	[1]	R$ 463,948	R$ 673,458
Deferred revenue from performance obligations with customers	[2]	313,204	393,046
Pension Plan [member] | Avon International [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		282,295,000	445,804,000
Post-retirement benefits [member] | Avon International [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		28,456,000	34,774,000
Avon [member]
Disclosure Of Other Liabilities [Line Items]
Deferred revenue from performance obligations with customers		190,790	235,308
Natura Cosmticos SA [Member]
Disclosure Of Other Liabilities [Line Items]
Deferred revenue from performance obligations with customers		R$ 93,761	R$ 121,341
Weighted average of life expectancy after retirement		21 years 10 months 24 days	20 years
Number of active employees | Employees		866	993
Number of retired and dependent employees. | Employees		406	473
Actuarial assumption of initial level of growth in medical cost.		4.25%
Actuarial gains (loss)		R$ 3,444
Natura Cosmticos SA [Member] | Bottom of range [member]
Disclosure Of Other Liabilities [Line Items]
Actuarial assumption of discount rates		9.01%
Natura Cosmticos SA [Member] | Top of range [member]
Disclosure Of Other Liabilities [Line Items]
Actuarial assumption of discount rates		10.43%
Natura Cosmticos SA [Member] | Post-retirement benefits [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		R$ 129,697	R$ 124,649
Natura &Co International S.à r.l.
Disclosure Of Other Liabilities [Line Items]
Deferred revenue from performance obligations with customers		28,653	36,397
Natura &Co International S.à r.l. | Post-retirement benefits [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		R$ 51,956	R$ 68,230

[1]	As of December 31, 2022, there is R$282,295 (R$445,804 as of December 31, 2021) referring to pension plans, and R$28,456 referring to post-employment plans (R$34,774 as of December 31, 2021) of subsidiary Avon International, and R$129,697 (R$124,649 as of December 31, 2021) referring to post-employment healthcare plans of the subsidiary Natura Cosméticos and R$51,956 (R$68,230 as of December 31, 2021) referring to post-employment healthcare plans of the subsidiary Natura &Co International.
[2]	Refers to the deferral of revenue from performance obligations related to loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct sales consultants, of which R$ 190,790 (R$ 235,308 as of December 31, 2021) is referring to subsidiary Avon, R$ 93,761 (R$ 121,341 as of December 31, 2021) referring to the consolidated subsidiary Natura Cosméticos and R$ 28,653 (R$ 36,397 as of December 31, 2021) referring to subsidiary Natura &Co International.